OTHER CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,689,170	$ 4,197,620
Others	60,110	620,023
Less: provision for doubtful accounts	(6,874)	(20,621)
Other current assets	2,742,406	4,797,022
Provision for doubtful accounts of other current assets	(12,483)	56,341
Reversed provision for doubtful accounts	$ 12,483
Other current assets, write off		$ 35,976